Property and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 208,510	$ 161,781
Less accumulated depreciation	$ (59,210)	(50,192)	(21,123)
Property and equipment, net	$ 573,470	158,318	140,658
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		22,421	17,192
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		74,404	73,567
Website Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		46,922	46,922
Product Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 64,763	$ 24,100